Intangible Assets, net - Schedule of Intangible Assets and Related Accumulated Amortization (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible assets
Original Amount	$ 18,034	$ 18,034	$ 18,034
Accumulated Amortization	(9,769)	(8,304)	(6,350)
Net Total	$ 8,265	$ 9,730	$ 11,684
Customer Lists
Intangible assets
Weighted-Average Remaining Life (Years)	5 years	5 years 9 months 18 days	6 years 9 months 18 days
Original Amount	$ 13,028	$ 13,028	$ 13,028
Accumulated Amortization	(6,514)	(5,537)	(4,234)
Net Total	$ 6,514	$ 7,491	$ 8,794
Trademarks and tradenames
Intangible assets
Weighted-Average Remaining Life (Years)	5 years	5 years 9 months 18 days	6 years 9 months 18 days
Original Amount	$ 3,501	$ 3,501	$ 3,501
Accumulated Amortization	(1,750)	(1,488)	(1,138)
Net Total	$ 1,751	$ 2,013	$ 2,363
Non-compete agreements
Intangible assets
Weighted-Average Remaining Life (Years)	0 years	9 months 18 days	1 year 9 months 18 days
Original Amount	$ 1,505	$ 1,505	$ 1,505
Accumulated Amortization	(1,505)	(1,279)	(978)
Net Total	$ 0	$ 226	$ 527